Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Innovation Leaders ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
T. Rowe Price Natural Resources ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
T. Rowe Price Technology ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
T. Rowe Price Value ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418